Goodwill and Other Intangible Assets	6 Months Ended
Jun. 30, 2014
Goodwill and Other Intangible Assets disclosure
Goodwill and Other Intangible Assets disclosure [Text Block]

5.                   GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

The following table presents the carrying amount of the Company’s goodwill by segment at June 30, 2014 and December 31, 2013:

(in millions)	June 30, 2014	December 31, 2013
Business and International Insurance (1)	$2,499	$2,499
Bond & Specialty Insurance	495	495
Personal Insurance	613	613
Other	27	27
Total	$3,634	$3,634

(1)           Includes goodwill associated with the Company’s acquisition of Dominion in 2013, which is subject to the impact of changes   in foreign currency exchange rates.

Other Intangible Assets

The following presents a summary of the Company’s other intangible assets by major asset class at June 30, 2014 and December 31, 2013:

(at June 30, 2014, in millions)	Gross Carrying Amount	Accumulated Amortization	Net
Intangibles subject to amortization
Customer-related	$460	$429	$31
Fair value adjustment on claims and claim adjustment expense reserves, reinsurance recoverables and other contract-related intangibles (1)	201	121	80
Total intangible assets subject to amortization	661	550	111
Intangible assets not subject to amortization	217	—	217
Total other intangible assets	$878	$550	$328

(at December 31, 2013, in millions)	Gross Carrying Amount	Accumulated Amortization	Net
Intangibles subject to amortization
Customer-related	$460	$414	$46
Fair value adjustment on claims and claim adjustment expense reserves, reinsurance recoverables and other contract-related intangibles (1)	201	113	88
Total intangible assets subject to amortization	661	527	134
Intangible assets not subject to amortization	217	—	217
Total other intangible assets	$878	$527	$351

(1)           The time value of money and the risk margin (cost of capital) components of the intangible asset run off at different rates, and,   as such, the amount recognized in income may be a net benefit in some periods and a net expense in other periods.

The following presents a summary of the Company’s amortization expense for other intangible assets by major asset class:

	Three Months Ended June 30,		Six Months Ended June 30,
(in millions)	2014	2013	2014	2013

Customer-related	$7	$8	$15	$15
Fair value adjustment on claims and claim adjustment expense reserves, reinsurance recoverables and other contract-related intangibles	4	4	8	8
Total amortization expense	$11	$12	$23	$23

Intangible asset amortization expense is estimated to be $24 million for the remainder of 2014, $27 million in 2015, $10 million in 2016, $9 million in 2017, and $8 million in 2018.